ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 58.8%
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.8%
Wabco Holdings	1,732,300	80,985
		80,985
Diversified Consumer Services 1.5%
H&R Block	7,700,000	163,086
		163,086
Household Durables 1.1%
Fortune Brands	419,300	34,169
Newell Rubbermaid	3,060,000	88,189
		122,358
Media 4.0%
Cablevision Systems, Class A (1)	2,931,000	102,409
EchoStar Communications, Class A (1)	565,000	26,448
Liberty Media Capital, Class A (1)	573,700	71,615
New York Times, Class A	685,347	13,542
Time Warner	12,315,000	226,103
		440,117
Multiline Retail 0.2%
Kohl's (1)	400,000	22,932
		22,932
Specialty Retail 3.4%
Home Depot	4,070,000	132,031
Lowes	4,370,000	122,447
TJX	4,103,600	119,292
		373,770
Total Consumer Discretionary		1,203,248
CONSUMER STAPLES 5.9%
Beverages 2.0%
Anheuser-Busch	2,480,000	123,975
Coca-Cola	1,695,100	97,418
		221,393
Food & Staples Retailing 1.8%
CVS Caremark	2,255,800	89,397
Wal-Mart	2,405,500	105,000
		194,397
Food Products 1.6%
General Mills	1,713,370	99,392
Kraft Foods, Class A	2,215,000	76,440
		175,832
Household Products 0.5%
Procter & Gamble	805,800	56,680
		56,680
Total Consumer Staples		648,302
ENERGY 3.9%
Energy Equipment & Services 0.4%
Baker Hughes	476,700	43,079
		43,079
Oil, Gas & Consumable Fuels 3.5%
CNX Gas (1)	2,187,500	62,934
Murphy Oil	3,238,500	226,339
Sunoco	129,600	9,173
Total, ADR	1,080,000	87,513
		385,959
Total Energy		429,038
FINANCIALS 11.0%
Capital Markets 1.1%
Ameriprise Financial	1,320,000	83,305
Nuveen Investments	550,000	34,067
		117,372
Commercial Banks 3.5%
First Horizon National	1,020,000	27,193
Royal Bank of Scotland (GBP)	8,255,033	88,359
SunTrust	1,122,400	84,932
U.S. Bancorp	5,600,600	182,188
		382,672
Insurance 6.0%
American International Group	1,335,000	90,313
Aon	2,770,000	124,124
Genworth Financial, Class A	6,158,637	189,255
Hartford Financial Services	290,000	26,840
Marsh & McLennan	2,560,000	65,280
Prudential Financial	1,005,000	98,068
White Mountains Insurance Group	130,000	67,567
		661,447
Real Estate Management & Development 0.4%
St. Joe (2)	1,475,398	49,588
		49,588
Total Financials		1,211,079
HEALTH CARE 6.7%
Health Care Equipment & Supplies 2.1%
Baxter International	645,300	36,318
Covidien (1)	4,614,200	191,489
		227,807
Health Care Providers & Services 1.2%
Cardinal Health	2,105,000	131,626
		131,626
Pharmaceuticals 3.4%
Merck	1,464,000	75,674
Pfizer	5,722,600	139,803
Wyeth	3,465,000	154,366
		369,843
Total Health Care		729,276
INDUSTRIALS & BUSINESS SERVICES 6.6%
Aerospace & Defense 0.2%
Honeywell International	456,900	27,172
		27,172
Airlines 0.9%
Southwest Airlines	6,473,500	95,808
		95,808
Industrial Conglomerates 3.7%
3M	355,000	33,221
GE	6,186,000	256,100
Tyco International	2,536,623	112,474
		401,795
Machinery 1.8%
Danaher	1,751,400	144,858
Illinois Tool Works	927,800	55,334
		200,192
Total Industrials & Business Services		724,967
INFORMATION TECHNOLOGY 6.7%
Communications Equipment 0.8%
Alcatel-Lucent, ADR	2,445,000	24,890
Motorola	3,609,300	66,880
		91,770
Computers & Peripherals 1.4%
Dell (1)	4,398,800	121,407
Sun Microsystems (1)	5,606,000	31,449
		152,856
Electronic Equipment & Instruments 1.5%
Tyco Electronics	4,524,300	160,296
		160,296
IT Services 0.4%
Western Union	2,129,600	44,658
		44,658
Semiconductor & Semiconductor Equipment 0.9%
Intel	3,580,000	92,579
		92,579
Software 1.7%
Microsoft	6,445,200	189,876
		189,876
Total Information Technology		732,035
MATERIALS 1.6%
Paper & Forest Products 1.6%
Bowater	1,756,000	26,200
International Paper	4,025,400	144,391
Total Materials		170,591
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.0%
AT&T	5,236,052	221,537
		221,537
Wireless Telecommunication Services 0.7%
Sprint Nextel	4,070,000	77,330
		77,330
Total Telecommunication Services		298,867
UTILITIES 2.1%
Electric Utilities 2.1%
Entergy	834,000	90,314
PPL	3,070,500	142,164
Total Utilities		232,478
Total Miscellaneous Common Stocks 0.6% (3)		68,000
Total Common Stocks (Cost $5,497,020)		6,447,881
CONVERTIBLE PREFERRED STOCKS 2.4%
CONSUMER DISCRETIONARY 0.7%
Household Durables 0.7%
Newell Financial Trust	1,609,400	74,507
Total Consumer Discretionary		74,507
FINANCIALS 1.4%
Capital Markets 0.5%
Affiliated Managers Group (4)	1,025,500	58,754
Affiliated Managers Group	13,600	777
		59,531
Insurance 0.5%
Aspen Insurance Holdings	956,800	51,270
		51,270
Thrifts & Mortgage Finance 0.4%
Fannie Mae	473	46,591
		46,591
Total Financials		157,392
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Crown Castle International	267,251	15,985
Total Telecommunication Services		15,985
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
NRG Energy	8,800	19,004
Total Utilities		19,004

Total Convertible Preferred Stocks (Cost $238,359)		266,888
CONVERTIBLE BONDS 7.6%
Actuant, 2.00%, 11/15/23	2,000,000	3,338
Amgen, 0.375%, 2/1/13 (4)	66,293,000	60,544
Amgen, 0.375%, 2/1/13	37,857,000	34,574
Crown Castle, 4.00%, 7/15/10	11,055,000	41,538
Henry Schein, 3.00%, 8/15/34	23,590,000	33,374
Invitrogen, 3.25%, 6/15/25	33,684,000	36,293
Liberty Media, 3.25%, 3/15/31	102,120,000	85,055
Liberty Media, 3.50%, 1/15/31	61,115,000	48,176
Lifepoint Hospitals, 3.25%, 8/15/25	34,053,000	29,114
Lucent Technologies, Series A, VR, 2.875%, 12/15/23	18,261,000	17,517
Lucent Technologies, Series B, VR, 2.875%, 6/15/25	48,993,000	46,247
Newmont Mining, 1.25%, 7/15/14 (4)	8,795,000	10,084
Newmont Mining, 1.625%, 7/15/17 (4)	3,938,000	4,500
Newport, 2.50%, 2/15/12 (4)	11,293,000	10,428
Newport, 2.50%, 2/15/12	17,000,000	15,697
Oil States International, 2.375%, 7/1/25	19,824,000	32,840
Peabody Energy, 4.75%, 12/15/66	128,180,000	134,812
Schlumberger, 1.50%, 6/1/23	19,236,000	55,855
Schlumberger, 2.125%, 6/1/23	13,200,000	34,677
United Dominion Realty Trust, 4.00%, 12/15/35	43,500,000	44,292
USF&G, VR, 0.00%, 3/3/09	15,349,000	14,555
Valeant Pharmaceuticals, 4.00%, 11/15/13	40,884,000	36,603
Total Convertible Bonds (Cost $736,328)		830,113
CORPORATE BONDS 2.9%
American Tower, 7.125%, 10/15/12	13,008,000	13,301
American Tower, 7.50%, 5/1/12	685,000	704
Cincinnati Gas & Electric, 5.70%, 9/15/12	23,768,000	24,093
CSC Holdings, 7.25%, 7/15/08	42,402,000	42,455
Echostar DBS, 5.75%, 10/1/08	55,110,000	54,972
Nextel Communications, 7.375%, 8/1/15	94,903,000	96,501
Owens Brockway Glass Container, 8.875%, 2/15/09	6,875,000	6,978
Southern Power, 6.25%, 7/15/12	13,700,000	14,107
Teco Energy, 7.00%, 5/1/12	11,300,000	11,696
Williams Companies, STEP, 8.125%, 3/15/12	19,425,000	20,882
Xerox, 9.75%, 1/15/09	31,150,000	32,732
Total Corporate Bonds (Cost $317,444)		318,421
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 8.4%
U.S. Treasury Obligations 8.4%
U.S. Treasury Notes, 4.50%, 5/15/10	27,640,000	27,977
U.S. Treasury Notes, 4.50%, 4/30/12	218,545,000	221,140
U.S. Treasury Notes, 4.75%, 5/15/14	496,606,000	507,780
U.S. Treasury Notes, 4.875%, 5/31/08	81,175,000	81,517
U.S. Treasury Notes, 4.875%, 5/15/09	81,175,000	82,317
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $895,104)		920,731
SHORT-TERM INVESTMENTS 19.1%
Money Market Funds 19.1%
T. Rowe Price Reserve Investment Fund, 5.46% (5)(6)	2,093,794,366	2,093,794
Total Short-Term Investments (Cost $2,093,794)		2,093,794
SECURITIES LENDING COLLATERAL 0.5%
Money Market Trust 0.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (5)	52,001,364	52,001
Total Securities Lending Collateral (Cost $52,001)		52,001
Total Investments in Securities
99.7% of Net Assets (Cost $9,830,050)		$10,929,829

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $49,582. See Note 2.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$144,310 and represents 1.3% of net assets.
(5)	Seven-day yield
(6)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GBP	British Pound
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Appreciation Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $49,582,000; aggregate collateral consisted of $52,001,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $9,830,050,000. Net unrealized gain aggregated $1,099,831,000 at period-end, of which $1,221,329,000 related to appreciated investments and $121,498,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $81,044,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $2,093,794,000 and $1,844,974,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007